N-2	12 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001957892
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	StepStone Private Infrastructure Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.55
Total from investment operations	1.56
Net Asset Value per share, end of period	$11.56

Net Assets, end of period (in thousands)	$85,133

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.46%
Gross expenses[3]	7.17%
Adviser expense reimbursement[4]	(3.66)%
Net expenses[3]	3.51%
Total return[5,6]	15.60%
Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	$—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*	The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.
3	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.55
Total from investment operations	1.56
Net Asset Value per share, end of period	$11.56

Net Assets, end of period (in thousands)	$12

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.46%
Gross expenses[3]	7.17%
Adviser expense reimbursement[4]	(3.66)%
Net expenses[3]	3.51%
Total return[5,6]	15.60%
Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	$—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*	The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.
3	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.55
Total from investment operations	1.56
Net Asset Value per share, end of period	$11.56

Net Assets, end of period (in thousands)	$12

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.46%
Gross expenses[3]	7.17%
Adviser expense reimbursement[4]	(3.66)%
Net expenses[3]	3.51%
Total return[5,6]	15.60%
Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	$—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*	The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.
3	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments and foreign currency translation	1.55
Total from investment operations	1.56
Net Asset Value per share, end of period	$11.56

Net Assets, end of period (in thousands)	$12

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	0.46%
Gross expenses[3]	7.17%
Adviser expense reimbursement[4]	(3.66)%
Net expenses[3]	3.51%
Total return[5,6]	15.60%
Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	$—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*	The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares outstanding during the period.
2	Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.
3	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
4	Expense ratios have been annualized for periods of less than twelve months.
5	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.
6	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
7	Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.
8	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by offering investors access to a global investment portfolio of private infrastructure assets and, in select cases, investments in other private market asset classes, including but not limited to real estate, private equity and private debt (together, “Private Market Assets”).

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the period September 11, 2023 through March 31, 2024:

	For the Period Ended March 31, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	7,441,164	$81,456,532
Reinvestment of distributions	—	—
Repurchase of shares	(75,514)	(874,449)
Exchange of shares	—	—
Net increase	7,365,650	$80,582,083

Class D
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Net increase	1,000	$10,000

Class S
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Net increase	1,000	$10,000

Class T
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Net increase	1,000	$10,000

* The Fund commenced operations on September 11, 2023.

Beginning December 2023, the Fund will conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%.
Outstanding Securities [Table Text Block]
Assets
Investments, at fair value (cost $42,090,451)	$46,700,057
Cash and cash equivalents	37,253,922
Cash denominated in foreign currency (cost $378,344)	376,623
Investments paid in advance	1,393,371
Receivable for fund shares sold	767,500
Due from Adviser	339,628
Deferred offering and organizational costs	225,750
Dividend and interest receivable	203,530
Distributions receivable from investments	29,073
Prepaid expenses	10,938
Total Assets	87,300,392

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(360,120)
Revolving credit facility less deferred debt issuance costs	(360,120)
Payable for investments purchased	1,964,310
Professional fees payable	252,781
Management fees payable	111,181
Trustees’ fees payable	40,001
Transfer agent fees payable	39,963
Revolving credit facility fees payable	21,966
Administration fees payable	15,982
Other accrued expenses	46,588
Total Liabilities	2,132,652
Commitments and contingencies (see Note 8)
Net Assets	$85,167,740

Composition of Net Assets:
Paid-in capital	$80,585,751
Total distributable earnings	4,581,989
Net Assets	$85,167,740

Class I:
Net Assets	$85,133,066
Outstanding Shares	7,365,650
Net Asset Value Per Share	$11.56
Class D:
Net Assets	$11,558
Outstanding Shares	1,000
Net Asset Value Per Share	$11.56
Class S:
Net Assets	$11,558
Outstanding Shares	1,000
Net Asset Value Per Share	$11.56
Class T:
Net Assets	$11,558
Outstanding Shares	1,000
Net Asset Value Per Share	$11.56

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	7,365,650
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,000
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,000
Class T Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,000

[1]	The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.